Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments And Contingencies
Schedule of Expected Future Minimum Lease Payments
Service and manufacturing
$
Less than 1 year	2,528
1 - 3 years	13
4 - 5 years	13
More than 5 years	24
Total	2,578